Tax - Summary of Reconciliation of Tax Paid to Total Current Tax Charge in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Tax Paid [abstract]
Current tax charge in the Group income statement	$ 316	$ 273	$ 176
Current tax credit in the Group statement of comprehensive income	(3)	(6)	(2)
Current tax credit taken directly to equity	(6)	(5)
Total current tax charge	307	262	174
Movements to tax contingencies	(4)	(2)	10
Timing differences of cash tax paid and foreign exchange differences	6	(17)	27
Tax paid per cash flow	$ 309	$ 243	$ 211